Investment Objectives and Goals - YieldMax(R) Hundred Club ETFs	Dec. 19, 2025
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® Hundred Club ETFs – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek current income.